Insurance technical provisions and pension plans (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Vehicle General Life Health And Pension [Abstract]
At the beginning of the year	R$ 32,720,063	R$ 31,611,733
(-) DPVAT insurance	(508,098)	(473,579)
Subtotal at beginning of the year	32,211,965	31,138,154
Additions, net of reversals	30,230,289	28,542,623
Payment of claims, benefits and redemptions	(28,735,539)	(27,156,197)
Adjustment for inflation and interest	1,636,443	648,898
Partial spin-off of large risk portfolio		(961,513)
Subtotal at end of the period	35,343,158	32,211,965
(+) DPVAT insurance	602,842	508,098
At the end of the year	R$ 35,946,000	R$ 32,720,063